STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
EXPENSES
Administration fee - related party	$ 45,000	$ 45,000	$ 15,000	$ 180,000
General and administrative	507,815	278,494	816,357	1,203,286
TOTAL EXPENSES	552,815	323,494	831,357	1,383,286
OTHER INCOME (EXPENSE)
Income earned on Investments held in Trust Account	2,271,551	5,293		2,901,000
Change in fair value of derivative liabilities	(1,397,855)	6,142,660	3,436,685	10,128,054
Offering costs allocable to warrant liability			(442,567)
TOTAL OTHER INCOME	873,696	6,147,953	2,994,118	13,029,054
Net income	$ 320,881	$ 5,824,459	$ 2,162,761	$ 11,645,768
Class A ordinary shares subject to possible redemption
OTHER INCOME (EXPENSE)
Basic weighted average shares outstanding	16,901,515	23,000,000	2,808,036	23,000,000
Diluted weighted average shares outstanding	16,901,515	23,000,000	2,808,036	23,000,000
Basic net income (loss) per share	$ 0.01	$ 0.20	$ 0.27	$ 0.41
Diluted net income (loss) per share	$ 0.01	$ 0.20	$ 0.27	$ 0.41
Class B ordinary shares
OTHER INCOME (EXPENSE)
Basic weighted average shares outstanding	5,750,000	5,750,000	5,056,920	5,750,000
Diluted weighted average shares outstanding	5,750,000	5,750,000	5,056,920	5,750,000
Basic net income (loss) per share	$ 0.01	$ 0.20	$ 0.27	$ 0.41
Diluted net income (loss) per share	$ 0.01	$ 0.20	$ 0.27	$ 0.41